COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
Operating lease commitments
Office Premises
RMB
2014	49,445,429
2015	35,829,711
2016	15,077,517
2017	5,155,184
2018	2,395,381
Thereafter	610,087
108,513,309